Equity-Based Compensation - Summary of Enterprise Incentive and Junior Share Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Enterprise Junior Stock
Shares outstanding	2,926,851
Enterprise Incentive Shares
Shares outstanding		3,228,667	2,838,705
Enterprise.1 | Enterprise Junior Stock
Threshold Amount	$ 54,000
Shares outstanding	564,055
Enterprise.1 | Enterprise Incentive Shares
Threshold Amount		$ 99,300
Shares outstanding		564,105
Enterprise.2 | Enterprise Junior Stock
Threshold Amount	$ 99,843
Shares outstanding	1,003,919
Enterprise.2 | Enterprise Incentive Shares
Threshold Amount		$ 145,200
Shares outstanding		1,004,879
Enterprise.3 | Enterprise Junior Stock
Threshold Amount	$ 120,341
Shares outstanding	371,441
Enterprise.3 | Enterprise Incentive Shares
Threshold Amount		$ 165,698
Shares outstanding		390,541
Enterprise.4 | Enterprise Junior Stock
Threshold Amount	$ 134,121
Shares outstanding	321,699
Enterprise.4 | Enterprise Incentive Shares
Threshold Amount		$ 179,478
Shares outstanding		376,107
Enterprise.5 | Enterprise Junior Stock
Threshold Amount	$ 184,593
Shares outstanding	423,429
Enterprise.5 | Enterprise Incentive Shares
Threshold Amount		$ 229,950
Shares outstanding		551,346
Enterprise.6 | Enterprise Junior Stock
Threshold Amount	$ 224,025
Shares outstanding	242,308
Enterprise.6 | Enterprise Incentive Shares
Threshold Amount		$ 269,382
Shares outstanding		341,689